Supplementary Condensed Consolidating Financial Information of Parent Guarantor and Subsidiary Issuers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplementary Condensed Consolidating Financial Information of Parent Guarantor and Subsidiary Issuers
Ownership percentage	100.00%									100.00%
Condensed Consolidating Balance Sheet
Real estate investments, net	$ 2,153,653	$ 2,010,303								$ 2,010,303
Other	408,233	598,936								598,936
Total assets	2,561,886	2,609,239				267,075				2,609,239	267,075
Other liabilities	129,914	116,810				30,745				116,810	30,745
Long-term debt	2,500,000	2,350,000								2,350,000
Total shareholders' (deficit) equity	(68,028)	142,429				236,330				142,429	236,330	219,911	215,388
Total liabilities and shareholders' (deficit) equity	2,561,886	2,609,239				267,075				2,609,239	267,075
Condensed Consolidating Statement of Operations
Net revenues	158,328	113,776	39,633	46,072	42,649	37,659	45,823	60,252	66,909	242,129	210,643	231,884
Operating expenses	83,994				35,839					181,547	166,975	179,371
Income from operations	74,334	39,016	5,665	9,090	6,810	4,534	8,155	14,472	16,507	60,582	43,668	52,513
Other Income (expenses)
Other income (expenses)	(28,428)									(23,456)
Total other expenses	(28,428)				(1,280)					(23,456)	(6,318)	(6,954)
Income from operations before income taxes	45,906				5,530					37,126	37,350	45,559
Taxes on income	1,594				2,316					17,296	14,431	18,875
Net income	44,312	9,234	2,681	4,699	3,214	2,106	4,530	7,618	8,665	19,830	22,919	26,684
Condensed Consolidating Statement of Cash Flows
Net cash provided by (used in) operating activities	79,727				(3,759)					80,632	26,744	56,840
Net cash used in investing activities	(209,959)				(895)					(16,275)	(4,810)	(8,171)
Net cash (used in) provided by financing activities	(106,711)				7,280					206,302	(24,518)	(50,436)
Net increase in cash and cash equivalents	(236,943)				2,626					270,659	(2,584)	(1,767)
Cash and cash equivalents at beginning of year	285,221			17,188	14,562				17,146	14,562	17,146	18,913
Cash and cash equivalents at end of year	48,278	285,221			17,188	14,562				285,221	14,562	17,146
Eliminations
Condensed Consolidating Balance Sheet
Intercompany transactions and investment in subsidiaries	(434,098)	(621,287)								(621,287)
Other		343								343
Total assets	(434,098)	(620,944)								(620,944)
Other liabilities		343								343
Intercompany debt	(193,595)
Total shareholders' (deficit) equity	(240,501)	(621,287)								(621,287)
Total liabilities and shareholders' (deficit) equity	(434,096)	(620,944)								(620,944)
Other Income (expenses)
Intercompany dividends and interest	(561,002)									(137,910)
Total other expenses	(561,002)									(137,910)
Income from operations before income taxes	(561,002)									(137,910)
Net income	(561,002)									(137,910)
Parent Guarantor
Condensed Consolidating Balance Sheet
Intercompany transactions and investment in subsidiaries	(82,258)	104,391								104,391
Other	42,395	83,083								83,083
Total assets	(39,863)	187,474								187,474
Other liabilities	28,165	45,045								45,045
Total shareholders' (deficit) equity	(68,028)	142,429								142,429
Total liabilities and shareholders' (deficit) equity	(39,863)	187,474								187,474
Condensed Consolidating Statement of Operations
Operating expenses	14,522									19,800
Income from operations	(14,522)									(19,800)
Other Income (expenses)
Intercompany dividends and interest	275,011									68,955
Total other expenses	275,011									68,955
Income from operations before income taxes	260,489									49,155
Taxes on income										643
Net income	260,489									48,512
Condensed Consolidating Statement of Cash Flows
Net cash provided by (used in) operating activities	217,250									68,082
Net cash used in investing activities	(1,532)									(5,562)
Net cash (used in) provided by financing activities	(256,719)									(19,719)
Net increase in cash and cash equivalents	(41,001)									42,801
Cash and cash equivalents at beginning of year	42,801
Cash and cash equivalents at end of year	1,800	42,801								42,801
Subsidiary Issuers
Condensed Consolidating Balance Sheet
Real estate investments, net	2,013,643	2,010,303								2,010,303
Intercompany transactions and investment in subsidiaries	393,503	208,739								208,739
Other	85,340	285,514								285,514
Total assets	2,492,486	2,504,556								2,504,556
Other liabilities	74,940	47,906								47,906
Long-term debt	2,500,000	2,350,000								2,350,000
Total shareholders' (deficit) equity	(82,454)	106,650								106,650
Total liabilities and shareholders' (deficit) equity	2,492,486	2,504,556								2,504,556
Condensed Consolidating Statement of Operations
Net revenues	115,072									76,557
Operating expenses	34,630									22,424
Income from operations	80,442									54,133
Other Income (expenses)
Intercompany dividends and interest	6,384
Other income (expenses)	(26,373)									(19,254)
Total other expenses	(19,989)									(19,254)
Income from operations before income taxes	60,453									34,879
Taxes on income										7,824
Net income	60,453									27,055
Condensed Consolidating Statement of Cash Flows
Net cash provided by (used in) operating activities	(329,090)									(81,887)
Net cash used in investing activities	(25,826)									(7,480)
Net cash (used in) provided by financing activities	150,008									310,463
Net increase in cash and cash equivalents	(204,908)									221,096
Cash and cash equivalents at beginning of year	221,096
Cash and cash equivalents at end of year	16,188	221,096								221,096
Other Subsidiary Non-Issuers
Condensed Consolidating Balance Sheet
Real estate investments, net	140,010
Intercompany transactions and investment in subsidiaries	122,853	308,157								308,157
Other	280,498	229,996								229,996
Total assets	543,361	538,153				267,075				538,153	267,075
Other liabilities	26,809	23,516				30,745				23,516	30,745
Intercompany debt	193,595
Total shareholders' (deficit) equity	322,955	514,637				236,330				514,637	236,330
Total liabilities and shareholders' (deficit) equity	543,359	538,153				267,075				538,153	267,075
Condensed Consolidating Statement of Operations
Net revenues	43,256				42,649					165,572	210,643	231,884
Operating expenses	34,842				35,839					139,323	166,975	179,371
Income from operations	8,414				6,810					26,249	43,668	52,513
Other Income (expenses)
Intercompany dividends and interest	279,607									68,955
Other income (expenses)	(2,055)									(4,202)
Total other expenses	277,552				(1,280)					64,753	(6,318)	(6,954)
Income from operations before income taxes	285,966				5,530					91,002	37,350	45,559
Taxes on income	1,594				2,316					8,829	14,431	18,875
Net income	284,372				3,214					82,173	22,919	26,684
Condensed Consolidating Statement of Cash Flows
Net cash provided by (used in) operating activities	191,567				(3,759)					94,437	26,744	56,840
Net cash used in investing activities	(182,601)				(895)					(3,233)	(4,810)	(8,171)
Net cash (used in) provided by financing activities					7,280					(84,442)	(24,518)	(50,436)
Net increase in cash and cash equivalents	8,966				2,626					6,762	(2,584)	(1,767)
Cash and cash equivalents at beginning of year	21,324				14,562				17,146	14,562	17,146	18,913
Cash and cash equivalents at end of year	$ 30,290	$ 21,324			$ 17,188	$ 14,562				$ 21,324	$ 14,562	$ 17,146